UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (73.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.7%)

Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 10/1/47	$3,000,000	$3,213,281
4.50%, TBA, 10/1/47	3,000,000	3,198,281
4.00%, TBA, 10/1/47	10,000,000	10,529,688

3.50%, 04/20/46(i)	108,219	112,925
3.50%, with due dates from 6/20/45 to 7/20/47	4,435,090	4,630,167
3.50%, TBA, 10/1/47	1,000,000	1,039,609
3.00%, TBA, 10/1/47	4,000,000	4,055,938

		26,779,889
U.S. Government Agency Mortgage Obligations (62.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	1,030,677	1,118,413
4.00%, 9/1/45	1,584,336	1,680,795
3.50%, with due dates from 8/1/43 to 1/1/47	5,274,597	5,469,603
3.00%, with due dates from 3/1/43 to 6/1/46	1,540,747	1,552,874

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/47	2,000,000	2,251,585
5.50%, TBA, 10/1/47	2,000,000	2,213,125
5.00%, 3/1/38	14,917	16,393
4.50%, with due dates from 7/1/44 to 5/1/45	1,840,410	2,007,682
4.50%, TBA, 11/1/47	4,000,000	4,288,281
4.50%, TBA, 10/1/47	7,000,000	7,512,968
4.00%, with due dates from 9/1/45 to 6/1/46	2,460,294	2,603,314
4.00%, TBA, 10/1/47	7,000,000	7,369,141
3.50%, with due dates from 7/1/43 to 6/1/56	8,820,490	9,122,384
3.50%, TBA, 11/1/47	29,000,000	29,841,679
3.50%, TBA, 10/1/47	31,000,000	31,956,641
3.00%, with due dates from 9/1/42 to 3/1/47	5,740,302	5,783,831
3.00%, TBA, 11/1/47	17,000,000	17,026,563
3.00%, TBA, 10/1/47	17,000,000	17,053,125
2.50%, TBA, 10/1/47	8,000,000	7,743,125

		156,611,522

Total U.S. government and agency mortgage obligations (cost $183,870,321)		$183,391,411

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)(SEGCCS)	$132,000	$133,403

Total U.S. treasury obligations (cost $131,963)		$133,403

MORTGAGE-BACKED SECURITIES (45.5%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (17.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%, 20.826%, 4/15/37	$235,369	$360,701
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 19.894%, 5/15/35	35,684	52,014
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%, 19.27%, 11/15/35	164,861	238,780
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 16.157%, 3/15/35	331,056	477,598
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%, 13.791%, 6/15/34	190,070	226,900
IFB Ser. 4074, Class KS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.466%, 2/15/41	1,596,326	251,421
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 1 Month US LIBOR + 4.15%, 5.387%, 1/25/25	2,190,000	2,353,123
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR) + 6.00%, 4.766%, 5/15/41	425,957	422,945
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,834,138	292,642
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,372,717	210,992
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	590,480	111,779
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	652,804	91,226
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	365,951	25,586
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	2,059,962	324,444
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,359,566	247,115
Ser. 4116, Class MI, IO, 4.00%, 10/1/42	1,501,235	283,313
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 1 Month US LIBOR + 2.65%, 3.887%, 10/25/24	35,136	35,276
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 3.837%, 12/25/27	377,660	387,570
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,793,630	293,994
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	3,643,228	403,743
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 1 Month US LIBOR + 2.20%, 3.437%, 10/25/28	374,000	379,195
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,889,268	226,877
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,541,825	176,477
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,597,517	367,774
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	3,482,970	362,612
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,392,707	128,825
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,410,410	143,838
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 1 Month US LIBOR + 1.25%, 2.487%, 10/25/28	162,030	162,168
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.437%, 11/25/28	340,001	340,373
Ser. 315, PO, zero %, 9/15/43	2,381,500	1,963,725
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,313,627	1,138,883
Ser. 3369, Class BO, PO, zero %, 9/15/37	6,276	5,255
Ser. 3391, PO, zero %, 4/15/37	38,885	33,230
Ser. 3300, PO, zero %, 2/15/37	51,793	44,947
Ser. 3175, Class MO, PO, zero %, 6/15/36	11,171	9,402
Ser. 3210, PO, zero %, 5/15/36	18,869	17,198
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	6,314	4,744
FRB Ser. 3117, Class AF, zero %, 2/15/36	6,879	5,240

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 32.477%, 7/25/36	145,337	263,914
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%, 20.03%, 3/25/36	205,393	315,783
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 19.664%, 6/25/37	143,199	210,313
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 18.77%, 11/25/35	269,844	363,198
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 16.538%, 8/25/35	138,212	179,463
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.124%, 16.288%, 12/25/35	173,017	252,857
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.394%, 14.177%, 11/25/34	42,696	51,868
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 10.426%, 5/25/40	207,956	239,351
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 1 Month US LIBOR + 4.90%, 6.137%, 11/25/24	458,601	519,061
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 5.163%, 4/25/40	918,245	179,058
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,580,958	423,742
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,431,115	164,120
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,744,552	667,796
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,342,332	227,166
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,941,997	252,994
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,430,152	193,450
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,140,191	155,342
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 1 Month US LIBOR + 2.00%, 3.237%, 10/25/28	1,553,276	1,579,173
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,231,823	130,421
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,897,709	377,240
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,871,459	154,096
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	2,172,407	165,711
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,180,518	76,616
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,360,016	85,839
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,984,313	315,114
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 1 Month US LIBOR + 1.20%, 2.437%, 7/25/24	5,203	5,203
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1 Month US LIBOR + 1.20%, 2.437%, 7/25/24	4,265	4,266
Ser. 07-64, Class LO, PO, zero %, 7/25/37	18,453	17,052
Ser. 372, Class 1, PO, zero %, 8/25/36	28,056	25,302

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,331,894	251,608
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,101,244	228,035
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,633,108	334,787
Ser. 14-76, IO, 5.00%, 5/20/44	975,586	189,059
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,426,938	277,917
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	810,034	170,502
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	58,522	4,256
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	142,043	10,602
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	523,803	109,436
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	4,133,358	910,670
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,178,411	458,054
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.914%, 9/20/43	633,438	98,576
IFB Ser. 11-17, Class S, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.814%, 2/20/41	2,505,119	396,613
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,398,000	265,620
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	470,143	74,931
Ser. 12-129, IO, 4.50%, 11/16/42	976,850	222,732
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	827,491	156,139
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	816,106	155,284
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	889,223	204,521
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	604,046	54,388
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,497,808	159,966
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	2,251,411	382,560
Ser. 15-94, IO, 4.00%, 7/20/45	370,608	83,177
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	625,397	110,947
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45	2,124,593	387,908
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,023,507	430,606
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,875,279	307,077
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,448,337	436,783
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	1,071,073	150,293
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	1,097,844	177,044
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,322,240	295,001
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,681,875	298,326
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	1,066,746	163,458
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,302,038	121,931
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	1,138,455	83,361
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	3,721,590	421,184
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,690,270	224,617
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	1,325,226	190,554
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,523,909	334,418
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	2,189,798	215,862
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	938,752	144,296
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,184,417	180,813
Ser. 12-136, IO, 3.50%, 11/20/42	1,823,221	369,746
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,374,522	291,995
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	1,231,416	164,251
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	1,237,009	136,219
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,093,806	277,115
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	834,062	75,004
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,878,742	280,856
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,647,177	287,113
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41	1,966,157	214,980
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	984,142	99,771
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	930,269	71,659
Ser. 16-H27, Class BI, IO, 2.344%, 12/20/66(WAC)	1,821,858	236,841
Ser. 16-H23, Class NI, IO, 2.337%, 10/20/66(WAC)	7,281,050	940,712
FRB Ser. 15-H16, Class XI, IO, 2.233%, 7/20/65(WAC)	1,842,838	207,872
Ser. 17-H08, Class NI, IO, 2.218%, 3/20/67(WAC)	4,158,421	523,545
Ser. 16-H24, Class JI, IO, 2.203%, 11/20/66(WAC)	1,444,843	181,508
Ser. 17-H18, Class CI, IO, 2.202%, 9/20/67(WAC)	2,695,000	390,775
Ser. 15-H13, Class AI, IO, 2.155%, 6/20/65(WAC)	4,719,598	483,759
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)	3,515,269	366,906
Ser. 17-H12, Class QI, IO, 2.056%, 5/20/67(WAC)	3,520,041	468,165
Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65(WAC)	1,972,953	203,214
Ser. 17-H09, Class DI, IO, 1.897%, 3/20/67(WAC)	3,994,527	406,962
Ser. 15-H25, Class CI, IO, 1.897%, 10/20/65(WAC)	2,714,251	287,168
Ser. 15-H12, Class AI, IO, 1.849%, 5/20/65(WAC)	3,196,851	319,324
Ser. 16-H06, Class AI, IO, 1.845%, 2/20/66	4,320,266	429,434
Ser. 15-H20, Class AI, IO, 1.824%, 8/20/65(WAC)	1,612,029	152,820
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65(WAC)	1,920,490	197,611
Ser. 15-H12, Class GI, IO, 1.789%, 5/20/65(WAC)	3,724,714	340,066
Ser. 17-H10, Class MI, IO, 1.749%, 4/20/67(WAC)	3,996,830	418,468
Ser. 16-H02, Class HI, IO, 1.718%, 1/20/66(WAC)	8,439,715	805,993
Ser. 16-H04, Class KI, IO, 1.709%, 2/20/66(WAC)	3,668,890	302,683
Ser. 15-H12, Class EI, IO, 1.691%, 4/20/65(WAC)	4,247,390	361,028
Ser. 15-H04, Class AI, IO, 1.691%, 12/20/64(WAC)	3,936,002	369,000
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)	2,503,114	218,272
Ser. 16-H14, IO, 1.67%, 6/20/66(WAC)	4,916,685	408,085
Ser. 15-H01, Class CI, IO, 1.636%, 12/20/64(WAC)	3,025,188	186,654
Ser. 15-H22, Class EI, IO, 1.617%, 8/20/65(WAC)	1,590,560	101,160
Ser. 15-H17, Class CI, IO, 1.614%, 6/20/65(WAC)	3,187,136	196,328
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	3,469,046	286,196
Ser. 17-H14, Class EI, IO, 1.571%, 6/20/67(WAC)	5,417,368	470,634
Ser. 15-H28, Class DI, IO, 1.547%, 8/20/65(WAC)	3,296,243	241,615
Ser. 14-H08, Class CI, IO, 1.487%, 3/20/64(WAC)	3,863,769	241,486
Ser. 14-H11, Class GI, IO, 1.484%, 6/20/64(WAC)	7,184,652	574,772
Ser. 14-H07, Class BI, IO, 1.456%, 5/20/64(WAC)	6,541,833	535,613
Ser. 10-H19, Class GI, IO, 1.407%, 8/20/60(WAC)	4,719,072	304,380
Ser. 10-151, Class KO, PO, zero %, 6/16/37	137,558	117,209
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,829	3,231

		44,619,544
Commercial mortgage-backed securities (18.7%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)	919,157	3,708

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.252%, 2/10/51(WAC)	3,432,945	203

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.688%, 11/10/42(WAC)	446,838	359,048

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.568%, 11/10/41(WAC)	666,742	5,513
FRB Ser. 04-4, Class XC, IO, 0.054%, 7/10/42(WAC)	214,093	80
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	8,167,035	8

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	679,000	664,884
FRB Ser. 04-PR3I, Class X1, IO, 0.208%, 2/11/41(WAC)	38,453	62

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.286%, 3/11/39(WAC)	1,395,978	1,091,166
FRB Ser. 06-PW14, Class X1, IO, 0.525%, 12/11/38(WAC)	745,821	17,422

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.607%, 7/15/29(WAC)	373,523	7,608

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.742%, 12/11/49(WAC)	533,783	53

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.945%, 12/15/47(WAC)	241,000	253,513
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47(WAC)	597,000	602,571

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.581%, 11/10/46(WAC)	5,644,953	238,877
FRB Ser. 14-GC19, Class XA, IO, 1.371%, 3/10/47(WAC)	14,567,037	921,219

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47(WAC)	965,000	859,191
FRB Ser. 12-GC8, Class XA, IO, 1.979%, 9/10/45(WAC)	3,609,371	274,854

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.049%, 5/15/46(WAC)	472,355	479,450

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47(WAC)	795,000	782,395
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47(WAC)	234,000	229,188
FRB Ser. 12-CR1, Class XA, IO, 2.057%, 5/15/45(WAC)	3,319,738	235,726
FRB Ser. 14-LC15, Class XA, IO, 1.498%, 4/10/47(WAC)	6,034,803	317,225
FRB Ser. 14-CR19, Class XA, IO, 1.391%, 8/10/47(WAC)	8,972,482	471,800
FRB Ser. 14-CR16, Class XA, IO, 1.345%, 4/10/47(WAC)	1,827,363	86,792
FRB Ser. 14-UBS6, Class XA, IO, 1.175%, 12/10/47(WAC)	9,761,143	476,978
FRB Ser. 13-CR11, Class XA, IO, 1.152%, 8/10/50(WAC)	9,336,768	451,809

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)	542,000	364,499
Ser. 14-CR18, Class E, 3.60%, 7/15/47	775,000	492,420
FRB Ser. 12-LC4, Class XA, IO, 2.384%, 12/10/44(WAC)	9,087,259	635,990
FRB Ser. 06-C8, Class XS, IO, 0.851%, 12/10/46(WAC)	3,192,359	114

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.103%, 1/15/49(WAC)	4,459,404	178

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 98-C1, Class F, 6.00%, 5/17/40	60,596	60,985

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945%, 4/15/50(WAC)	798,000	699,248

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.345%, 8/10/44(WAC)	1,059,000	1,096,536

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.113%, 7/10/45(WAC)	1,340,979	6

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.438%, 12/10/49(WAC)	17,362,531	38,014

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.794%, 5/10/43(WAC)	1,678,671	5,188

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.593%, 2/10/46(WAC)	7,103,276	490,694

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46(WAC)	365,000	345,029
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46(WAC)	538,000	421,017

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.109%, 1/10/47(WAC)	719,000	749,039
FRB Ser. 13-GC12, Class XA, IO, 1.681%, 6/10/46(WAC)	4,455,660	266,876
FRB Ser. 14-GC18, Class XA, IO, 1.287%, 1/10/47(WAC)	6,676,305	326,224
FRB Ser. 14-GC22, Class XA, IO, 1.183%, 6/10/47(WAC)	19,260,442	942,259
FRB Ser. 14-GC24, Class XA, IO, 0.975%, 9/10/47(WAC)	5,060,504	212,121

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	288,000	305,726
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45(WAC)	139,000	133,440
FRB Ser. 11-GC3, Class D, 5.82%, 3/10/44(WAC)	321,000	327,490
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47(WAC)	281,000	237,811
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46(WAC)	256,000	228,321
FRB Ser. 11-GC5, Class XA, IO, 1.521%, 8/10/44(WAC)	6,028,069	257,748
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38(WAC)	237,629	2

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46(WAC)	301,000	305,728
FRB Ser. 14-C25, Class XA, IO, 1.121%, 11/15/47(WAC)	3,924,850	188,157
FRB Ser. 14-C22, Class XA, IO, 1.08%, 9/15/47(WAC)	11,725,930	564,786
FRB Ser. 13-C17, Class XA, IO, 1.043%, 1/15/47(WAC)	7,233,985	333,197

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.721%, 8/15/46(WAC)	399,000	327,419
FRB Ser. C14, Class D, 4.721%, 8/15/46(WAC)	828,000	730,966
FRB Ser. 14-C26, Class D, 4.068%, 1/15/48(WAC)	508,000	410,043
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	315,205

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.83%, 12/15/47(WAC)	5,925,971	394,610

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.53%, 12/15/47(WAC)	127,000	130,302

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.456%, 2/12/51(WAC)	1,100	1,100
FRB Ser. 13-LC11, Class XA, IO, 1.481%, 4/15/46(WAC)	5,200,573	323,372
FRB Ser. 13-C16, Class XA, IO, 1.278%, 12/15/46(WAC)	6,642,580	270,045
FRB Ser. 06-LDP8, Class X, IO, 0.525%, 5/15/45(WAC)	667,857	11
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49(WAC)	3,545,645	32,562

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.556%, 2/12/51(WAC)	157,000	158,601
FRB Ser. 07-CB20, Class C, 6.556%, 2/12/51(WAC)	269,000	263,620
FRB Ser. 10-C1, Class D, 6.401%, 6/15/43(WAC)	731,000	429,463
FRB Ser. 11-C3, Class E, 5.802%, 2/15/46(WAC)	488,000	488,653
FRB Ser. 11-C3, Class F, 5.802%, 2/15/46(WAC)	635,000	618,089
FRB Ser. 11-C5, Class D, 5.588%, 8/15/46(WAC)	375,000	377,430
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45(WAC)	588,000	533,532
FRB Ser. 12-C8, Class D, 4.807%, 10/15/45(WAC)	413,000	409,935
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	352,172
FRB Ser. 05-CB12, Class X1, IO, 0.429%, 9/12/37(WAC)	1,286,007	2,828
FRB Ser. 06-LDP6, Class X1, IO, 0.006%, 4/15/43(WAC)	714,752	—

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31	63,087	64,033

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)	571,000	51,259
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)	687,000	65,265
FRB Ser. 07-C2, Class XW, IO, 0.455%, 2/15/40(WAC)	274,115	24

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.488%, 11/15/40(WAC)	1,802,521	9,720
FRB Ser. 07-C2, Class XCL, IO, 0.455%, 2/15/40(WAC)	5,939,105	513
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)	927,525	60

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.328%, 4/20/48(WAC)	435,000	384,827

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.665%, 2/12/51(WAC)	207,000	209,484

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.674%, 8/12/39(WAC)	289,014	1,636
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43(WAC)	727,830	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37(WAC)	24,962	874
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44(WAC)	35,100	3,229
FRB Ser. 06-C4, Class X, IO, 6.786%, 7/15/45(WAC)	105,965	4,768

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.707%, 12/12/49(WAC)	1,954,350	15,048

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.619%, 2/15/46(WAC)	9,876,483	597,458
FRB Ser. 14-C17, Class XA, IO, 1.395%, 8/15/47(WAC)	4,972,525	257,129
FRB Ser. 15-C25, Class XA, IO, 1.289%, 10/15/48(WAC)	3,667,051	247,390
FRB Ser. 13-C12, Class XA, IO, 1.047%, 10/15/46(WAC)	9,649,850	277,156

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854%, 8/15/47(WAC)	778,000	659,723
FRB Ser. 12-C6, Class F, 4.76%, 11/15/45(WAC)	508,000	406,839
FRB Ser. 13-C11, Class D, 4.515%, 8/15/46(WAC)	562,000	490,280
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46(WAC)	893,000	720,088
Ser. 14-C17, Class E, 3.50%, 8/15/47	474,000	305,600
Ser. 15-C24, Class D, 3.257%, 5/15/48	575,000	417,643
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	437,770

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)	290,631	288,597

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.498%, 1/11/43(WAC)	320,000	306,720
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49(WAC)	82,000	81,986
FRB Ser. 12-C4, Class XA, IO, 2.278%, 3/15/45(WAC)	4,380,850	325,327

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	880,559	61,639

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.269%, 5/10/45(WAC)	4,015,100	308,499

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.055%, 5/10/63(WAC)	816,000	678,496
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	413,600
FRB Ser. 12-C2, Class XA, IO, 1.534%, 5/10/63(WAC)	11,262,452	575,068
FRB Ser. 13-C6, Class XA, IO, 1.382%, 4/10/46(WAC)	5,997,353	295,382

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45(WAC)	263,810	197,857
FRB Ser. 06-C29, IO, 0.442%, 11/15/48(WAC)	2,686,948	107
FRB Ser. 07-C34, IO, 0.328%, 5/15/46(WAC)	1,956,437	3,913

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.053%, 6/15/45(WAC)	1,017,291	203

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.538%, 8/15/50(WAC)	10,120,160	643,035

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.78%, 10/15/45(WAC)	1,057,000	1,000,408
Ser. 12-LC5, Class E, 4.78%, 10/15/45(WAC)	242,000	198,045
Ser. 14-LC16, Class D, 3.938%, 8/15/50	345,000	276,907

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.294%, 12/15/46(WAC)	600,000	638,868
FRB Ser. 14-C24, Class XA, IO, 1.103%, 11/15/47(WAC)	7,395,104	361,667
FRB Ser. 14-C22, Class XA, IO, 1.066%, 9/15/57(WAC)	18,205,171	897,515
FRB Ser. 13-C14, Class XA, IO, 0.939%, 6/15/46(WAC)	23,735,898	816,278

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44(WAC)	793,000	812,870
Ser. 11-C4, Class E, 5.414%, 6/15/44(WAC)	394,000	381,843
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47(WAC)	858,000	629,845
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	333,359
FRB Ser. 12-C7, Class D, 4.981%, 6/15/45(WAC)	231,000	216,290
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)	919,000	793,139
FRB Ser. 12-C10, Class D, 4.593%, 12/15/45(WAC)	1,274,000	1,131,869
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	477,029
Ser. 14-C19, Class D, 4.234%, 3/15/47	211,000	182,935
Ser. 13-C12, Class E, 3.50%, 3/15/48	662,000	486,047
FRB Ser. 12-C9, Class XA, IO, 2.17%, 11/15/45(WAC)	4,821,993	397,622
FRB Ser. 11-C5, Class XA, IO, 1.925%, 11/15/44(WAC)	4,435,902	291,572
FRB Ser. 12-C10, Class XA, IO, 1.753%, 12/15/45(WAC)	7,068,571	480,451
FRB Ser. 13-C12, Class XA, IO, 1.505%, 3/15/48(WAC)	3,800,666	180,516
FRB Ser. 13-C11, Class XA, IO, 1.431%, 3/15/45(WAC)	7,369,230	338,302
FRB Ser. 12-C9, Class XB, IO, 0.859%, 11/15/45(WAC)	8,807,000	282,405

		46,844,171
Residential mortgage-backed securities (non-agency) (8.9%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.90%, 1/26/46(WAC)	1,300,000	1,213,016

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 1 Month US LIBOR + 6.35%, 7.587%, 9/25/28	1,155,080	1,392,978
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.387%, 11/25/28	586,000	671,255
FRB Ser. 16-DNA3, Class M3, 1 Month US LIBOR + 5.00%, 6.237%, 12/25/28	710,000	808,932
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 1 Month US LIBOR + 4.65%, 5.887%, 10/25/28	801,000	894,713
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 1 Month US LIBOR + 4.25%, 5.487%, 11/25/23	320,000	350,815
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 1 Month US LIBOR + 3.60%, 4.837%, 4/25/24	310,000	338,854
FRB Ser. 17-HQA1, Class M2, 1 Month US LIBOR + 3.55%, 4.787%, 8/25/29	401,000	422,598

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 1 Month US LIBOR + 6.95%, 8.187%, 8/25/28	1,200,000	1,419,496
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 1 Month US LIBOR + 6.00%, 7.237%, 9/25/28	1,439,000	1,662,131
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.137%, 10/25/28	1,729,690	1,979,931
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.787%, 4/25/28	228,000	251,657
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.537%, 10/25/28	2,192,000	2,491,426
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.487%, 4/25/29	100,000	110,093
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.237%, 5/25/25	308,830	326,086
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 4.787%, 7/25/29	1,115,000	1,177,001
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.037%, 2/25/30	110,000	110,803
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 3.837%, 5/25/24	480,000	499,960

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47	180,000	148,500

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, 1 Month US LIBOR + 1.80%, 3.037%, 9/25/34	588,694	583,819

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.397%, 4/25/36	451,015	445,684

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 1 Month US LIBOR + 0.80%, 2.037%, 1/25/45	197,014	179,769
FRB Ser. 05-AR11, Class A1C3, 1 Month US LIBOR + 0.51%, 1.747%, 8/25/45	519,020	513,626
FRB Ser. 05-AR13, Class A1C4, 1 Month US LIBOR + 0.43%, 1.667%, 10/25/45	2,888,443	2,632,150
FRB Ser. 05-AR17, Class A1B2, 1 Month US LIBOR + 0.41%, 1.647%, 12/25/45	1,510,612	1,436,592

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.45%, 10/25/35(WAC)	162,110	164,363

		22,226,256

Total mortgage-backed securities (cost $114,040,738)		$113,689,971

CORPORATE BONDS AND NOTES (31.2%)(a)
	Principal amount	Value

Basic materials (1.6%)

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	$46,000	$52,713

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	184,000	203,613

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	53,957

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	464,000	477,152

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	70,000	97,249

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	120,537

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	13,000	15,220

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	40,000	42,370

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	148,000	150,272

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	109,000	112,270

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	705,000	709,902

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	50,000	50,337

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25	580,000	580,726

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	530,000	529,320

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	230,000	322,255

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	54,196

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	244,000	338,488

		3,910,577
Capital goods (0.9%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	143,268

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	35,000	36,314

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	308,000	397,561

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	61,000	67,148

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25	65,000	67,789

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	55,000	72,405

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 5/15/18	110,000	111,485

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	1,199,000	1,241,934

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	150,000	157,688

		2,295,592
Communication services (3.4%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	235,000	242,990

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	275,000	273,235

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	24,712

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50	835,000	839,067

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	225,997

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	825,000	849,156

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	231,804

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	79,000	82,675

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	356,798

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	88,728

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47	714,000	741,750

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	180,000	238,576

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	379,789

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	560,000	551,132

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	213,000	212,883

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)	50,000	55,350

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	46,759

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	110,000	112,383

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	583,000	617,556

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	218,000	293,940

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	100,075

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21	480,000	487,200

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	250,000	271,875

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	75,000	99,677

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	169,000	163,621

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	85,054

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	120,000	125,210

Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	281,723

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	465,000	483,461

		8,563,176
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	207,000	217,004

		217,004
Consumer cyclicals (4.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	194,000	281,786

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	221,000	271,314

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	227,000	343,805

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	285,000	287,904

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47	150,000	152,868

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	575,000	579,106

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	31,699

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	199,000	212,485

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	112,000	105,888

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	820,000	834,284

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	142,000	144,475

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	136,260

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	137,970

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20	155,000	169,362

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26	25,000	27,195

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	505,000	524,986

General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	140,601

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	330,000	330,597

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	38,202

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)	280,000	340,505

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	51,000

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	455,000	477,750

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23	325,000	419,015

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	78,000	86,819

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	37,000	40,264

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	102,000	103,430

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	825,000	884,813

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22	125,000	133,438

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	291,000	289,896

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	385,000	382,402

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	93,872

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23	103,000	107,510

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	95,000	95,221

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	131,053

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	56,000	57,673

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	199,000	206,089

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	156,235

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	755,000	771,044

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	119,888

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	100,000	100,023

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	85,000	80,280

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	40,000	42,518

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	390,000	391,376

		10,312,901
Consumer staples (2.0%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24	120,000	127,589

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	718,000	811,030

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	65,000	67,243

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	226,499

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	551,050

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)	345,000	368,075

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19	20,000	20,755

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26	30,000	30,684

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	87,496

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45	75,000	86,254

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	26,691	30,116

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	649,993	805,072

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	120,982	128,629

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	39,784

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	96,000	126,272

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	261,000	301,823

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	111,000	115,251

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)	200,000	199,905

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	45,000	44,435

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	30,000	38,542

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	211,000	262,012

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	135,450

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	190,000	200,077

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	17,000	18,779

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44	23,000	26,203

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	20,000	19,933

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	205,000	211,812

		5,080,770
Energy (2.8%)

Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29	91,000	108,092

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	304,000	303,844

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)	325,000	329,011

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	307,000	353,434

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)	355,000	351,976

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27	375,000	386,250

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	719,000	722,198

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23	46,000	45,080

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	100,000	99,500

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	233,000	235,757

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	610,000	610,108

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	117,003

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	430,000	437,816

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21	420,000	412,020

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	225,000	226,814

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	244,000	260,245

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	143,867

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	151,000	175,573

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	345,000	353,194

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26	259,000	267,280

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	419,000	440,416

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24	471,000	492,934

		6,872,412
Financials (10.3%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	44,000	58,109

AIG Life Holdings, Inc. company guaranty jr. unsec. sub. bonds 8.125%, 3/15/46	200,000	267,000

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	245,000	245,166

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	150,000	162,630

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity	265,000	269,306

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	706,000	961,926

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	580,000	572,549

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	226,000

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)	140,000	143,325

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	279,000	319,455

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)	150,000	149,626

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	267,969

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	140,000	158,288

Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month + 0.76%, 2.08%, 9/15/26	100,000	93,994

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	371,481

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)	780,000	808,026

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	386,000	421,102

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	47,201

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,100,000	1,136,735

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	210,000	236,446

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	231,211

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	24,116

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	175,697

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	107,875

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity	56,000	60,341

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	244,000	263,825

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	33,000	34,361

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity	915,000	1,029,375

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	310,000	337,461

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	74,725

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)	400,000	484,940

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	268,498

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	175,000	197,750

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	200,000	207,713

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	239,906

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	250,000	260,404

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)	45,000	46,897

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	25,805

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	158,000	161,950

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	253,124

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	445,000	483,892

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	745,000	761,140

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	437,000	575,849

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38	210,000	218,211

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	168,000	228,504

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	105,000	105,853

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	161,000	165,459

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)	121,000	192,315

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	592,185

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	414,000	431,595

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21	335,000	334,746

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	50,159

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.905%, 4.225%, 3/15/37	220,000	215,050

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97	100,000	141,318

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)	925,000	1,059,125

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	705,000	1,143,419

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	920,000	1,232,800

MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	97,963

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	170,000	180,207

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	208,068

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31	205,000	293,001

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	72,260

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	515,000	653,775

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	101,847

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	42,000	45,528

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	149,000	162,902

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	212,000	225,166

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	142,000	191,204

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)	40,000	43,486

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	149,897

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	204,656

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	214,687

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	50,000	53,890

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)	40,000	40,581

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)	40,000	40,091

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)	163,000	166,178

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	410,000	432,460

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	231,000	318,635

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	179,233

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)	247,000	271,083

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	330,000	346,482

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	20,000	21,475

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	128,081

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	860,000	1,174,225

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	159,339

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	249,000	260,858

		25,771,186
Health care (1.4%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	60,000	62,207

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)	26,000	28,129

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	38,366

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	172,000	186,348

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	826,000	866,559

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	708,000	715,852

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	169,000	182,098

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	235,000	243,519

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	101,175

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	15,000	15,863

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	95,000	94,881

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	125,000	131,036

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	172,557

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	89,440

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	264,000	243,328

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	165,000	184,006

		3,355,364
Technology (1.0%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	199,000	216,241

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	253,000	260,583

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	369,000	407,680

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	82,000	105,315

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	248,000	271,411

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	105,000	107,567

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	345,000	333,463

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	585,000	574,628

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	240,000	242,613

		2,519,501
Transportation (0.4%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18	7,698	7,718

Norfolk Southern Corp. 144A sr. unsec. unsub. bonds 4.05%, 8/15/52	245,000	239,964

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	447,000	441,553

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	192,748	211,403

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	137,714	149,373

		1,050,011
Utilities and power (3.2%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	190,000	194,750

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	134,000	161,117

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	163,000	217,812

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	129,000	165,586

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27	15,000	15,273

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	172,000	209,288

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	191,000	202,672

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	358,000	460,102

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	100,000	100,673

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	405,000	425,945

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	702,000	753,773

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	192,193

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27	70,000	70,874

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	150,000	170,309

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	128,000	138,437

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	114,000	115,771

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	191,000	200,444

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23	58,000	61,362

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	245,000	284,581

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	157,000	205,514

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24	270,000	270,661

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	89,407

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	85,459

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	161,000	192,904

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	145,000	154,581

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38	136,000	183,829

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37	139,000	176,750

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	180,000	241,298

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,296

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	610,000	594,750

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	337,000	351,042

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	396,000	437,534

WEC Energy Group jr. unsec. sub. FRN BBA LIBOR USD 3 Month + 2.112%, 3.428%, 5/15/67	754,000	723,824

		7,858,811

Total corporate bonds and notes (cost $72,973,332)		$77,807,305

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Notional/Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$65,441,000	$181,272

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	29,448,500	164,617

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	29,448,500	153,132

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	65,441,000	104,051

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	2,879,400	229,373

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896	8,403,000	75,795

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975	13,088,200	75,388

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57	13,088,200	69,760

2.1565/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.1565	36,188,000	66,586

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57	13,088,200	52,876

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	39,264,000	43,976

2.135/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.135	36,188,000	39,445

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975	13,088,200	37,301

1.6525/3 month USD-LIBOR-BBA/Dec-18	Dec-17/1.6525	39,264,600	20,418

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896	8,403,000	16,470

1.541/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.541	52,352,800	6,806

1.905/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.905	24,126,000	2,413

2.023/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.023	19,632,300	1,571

Credit Suisse International

(2.09)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.09	19,844,000	379,219

(2.18)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18	26,176,400	323,017

(2.34875)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.34875	39,688,000	146,846

(2.187)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.187	13,088,200	120,673

(2.41625)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.41625	52,352,800	102,088

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.25	19,632,300	157,255

(1.6775)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.6775	31,411,680	82,299

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	6,282,300	78,843

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	2,617,600	76,565

(2.55)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.55	39,264,600	16,884

2.09275/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.09275	37,358,800	8,219

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015	18,679,000	7,098

1.995/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.995	18,679,000	6,911

1.95/3 month USD-LIBOR-BBA/Nov-27	Nov-17/1.95	18,679,000	5,790

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796	39,264,600	4,319

1.6775/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.6775	31,411,680	3,455

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296	78,529,200	79

1.925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.925	24,126,000	24

JPMorgan Chase Bank N.A.

(2.176)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.176	19,632,300	220,274

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	65,441,000	185,852

(2.23)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.23	19,632,300	168,249

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	29,448,500	166,384

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	29,448,500	151,365

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	65,441,000	100,779

(2.456)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.456	39,264,600	16,884

(2.53)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.53	39,264,600	13,350

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585	39,265,000	9,816

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585	39,265,000	3,534

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025	26,176,400	26

Total purchased swap options outstanding (cost $4,353,438)			$3,897,347

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/$100.91	$18,000,000	$18,000,000	$36,666

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.52	9,000,000	9,000,000	84,798

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.42	9,000,000	9,000,000	79,713

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	9,000,000	9,000,000	74,826

Total purchased options outstanding (cost $323,439)				$276,003

ASSET-BACKED SECURITIES (0.7%)(a)
		Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1 Month US LIBOR + 1.17%, 2.405%, 6/10/19		$1,540,000	$1,540,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.137%, 2/25/49		307,667	307,667

Total asset-backed securities (cost $1,847,667)			$1,847,667

MUNICIPAL BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34		$350,000	$508,876

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49		285,000	423,145

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40		255,000	305,493

Total municipal bonds and notes (cost $892,125)			$1,237,514

SHORT-TERM INVESTMENTS (9.0%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 1.17%(AFF)	Shares	14,725,101	$14,725,101

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)	Shares	90,000	90,000

U.S. Treasury Bills 1.033%, 12/14/17(SEG)(SEGSF)(SEGCCS)		$3,493,000	3,486,218

U.S. Treasury Bills 1.037%, 12/7/17(SEGSF)(SEGCCS)		3,420,000	3,413,824

U.S. Treasury Bills 1.067%, 2/8/18(SEGCCS)		679,000	676,372

Total short-term investments (cost $22,390,758)			$22,391,515

TOTAL INVESTMENTS

Total investments (cost $400,823,781)			$404,672,136

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/	Expiration	Notional/ Contract	Premium receivable/	Unrealized appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$3,926,500	$(421,313)	$4,790
2.214/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.214	36,188,000	(112,183)	4,704
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(5,039)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	(11,256)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(11,308)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(17,604)
(2.398)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.398	36,188,000	(112,183)	(21,351)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	(30,234)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(33,532)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(75,781)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	159,180
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	55,874
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	53,204
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	21,726
2.306/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	18,094,000	112,183	11,761
(2.306)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	18,094,000	112,183	(9,590)

Barclays Bank PLC
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	236
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(11,583)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(29,972)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(35,535)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(5,955)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(16,622)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	251,948	51,568
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	250,639	22,839

Goldman Sachs International
2.22/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.22	39,264,600	(121,720)	12,172
2.21/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.21	36,188,000	(51,869)	5,428
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	3,290
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(7,767)
(2.39)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.39	36,188,000	(51,869)	(13,751)
2.30/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	18,094,000	72,376	7,419
2.554/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.554	19,632,300	3,926	(5,301)
(2.304)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.304	19,632,300	117,794	(12,368)
(2.30)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	18,094,000	72,376	(13,751)

JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	10,444
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(134,208)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	187,058
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	17,159

Unrealized appreciation				628,852
Unrealized depreciation				(502,508)

Total				$126,344

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	121	$18,490,313	$18,490,313	Dec-17	$(300,053)
U.S. Treasury Bond 30 yr (Short)	6	916,875	916,875	Dec-17	14,847
U.S. Treasury Bond Ultra 30 yr (Long)	43	7,100,375	7,100,375	Dec-17	(127,211)
U.S. Treasury Note 2 yr (Long)	30	6,471,094	6,471,094	Dec-17	(15,528)
U.S. Treasury Note 5 yr (Long)	101	11,867,500	11,867,500	Dec-17	(76,740)
U.S. Treasury Note 10 yr (Long)	13	1,629,063	1,629,063	Dec-17	(17,088)
U.S. Treasury Note 10 yr (Short)	34	4,260,625	4,260,625	Dec-17	42,167
U.S. Treasury Note Ultra 10 yr (Long)	9	1,208,953	1,208,953	Dec-17	(14,268)

Unrealized appreciation					57,014
Unrealized depreciation					(550,888)

Total					$(493,874)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $5,176,650) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/	Expiration	Notional/ Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$29,448,500	$70,676
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	29,448,500	82,161
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	65,441,000	158,367
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	65,441,000	235,588

Citibank, N.A.
(1.755)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.755	52,352,800	3,141
(2.033)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.033	12,063,000	5,790
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	26,176,400	8,900
(2.00)/3 month USD-LIBOR-BBA/Dec-18	Dec-17/2.00	39,264,600	18,847
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	39,264,000	42,405
(2.227)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.227	18,094,000	54,463
2.313/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.313	19,632,300	65,179
(2.253)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.253	18,094,000	80,518
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	13,088,200	86,382
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	26,176,400	86,906
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	13,088,200	141,876
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	13,088,200	226,557

Credit Suisse International
(1.892)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.892	13,088,200	13
2.295/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.295	78,529,200	453,113
2.21/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.21	59,532,000	616,752

Goldman Sachs International
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	117,793,800	118
(2.03)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.03	12,063,000	121
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	18,679,000	3,362
(1.495)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	52,352,800	3,665
2.60/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.60	18,679,000	5,790
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525	18,679,000	13,449
(2.18375)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18375	18,679,400	19,987
1.495/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	52,352,800	79,576
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	7,067,600	155,982
2.365/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.365	58,896,900	187,881

JPMorgan Chase Bank N.A.
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	13,088,000	131
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	13,088,000	2,094
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	13,088,200	2,356
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	29,448,500	68,909
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	29,448,500	83,928
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	124,995
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	65,441,000	154,441
2.33925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.33925	58,896,900	202,016
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	65,441,000	240,168
2.284/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.284	58,896,900	267,394

Total			$4,053,997

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $323,438) (Unaudited)

Counterparty	Expiration date/strike price	Notional Amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.34	$18,000,000	$18,000,000	$19,764
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.78	18,000,000	18,000,000	9,936
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.96	9,000,000	9,000,000	57,438
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.86	9,000,000	9,000,000	53,532
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.77	9,000,000	9,000,000	49,833
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.40	9,000,000	9,000,000	37,053
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.30	9,000,000	9,000,000	34,272
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.21	9,000,000	9,000,000	31,671

Total				$293,499

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $70,252,305) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 10/1/47	$1,000,000	10/12/17	$1,003,203
Federal National Mortgage Association, 4.50%, 10/1/47	7,000,000	10/12/17	7,512,968
Federal National Mortgage Association, 4.00%, 11/1/47	2,000,000	11/13/17	2,102,344
Federal National Mortgage Association, 4.00%, 10/1/47	7,000,000	10/12/17	7,369,141
Federal National Mortgage Association, 3.50%, 10/1/47	31,000,000	10/12/17	31,956,641
Federal National Mortgage Association, 3.00%, 10/1/47	17,000,000	10/12/17	17,053,125
Government National Mortgage Association, 4.00%, 10/1/47	3,000,000	10/23/17	3,158,907

Total			$70,156,329

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$13,088,200	$96,198		$(26,271)	10/3/27	2.201% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	$74,074
		13,088,200	38,348		(22,345)	10/3/27	2.2495% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	16,003
		13,088,200	49,081		(22,345)	10/3/27	2.2405% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	26,736
		93,791,300	18,102	(E)	(3,839)	12/20/19	1.80% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	14,262
		46,132,200	4,705	(E)	(24,187)	12/20/22	3 month USD-LIBOR-BBA - Quarterly	2.05% - Semiannually	(19,482)
		49,914,800	283,266	(E)	(242,474)	12/20/27	2.25% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	40,792
		5,774,300	52,125	(E)	59,819	12/20/47	3 month USD-LIBOR-BBA - Quarterly	2.50% - Semiannually	7,694
		1,429,000	1,532		(10)	10/2/27	2.2935% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(1,542)
		10,374,000	11,837	(E)	(85)	10/17/27	2.30% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(11,921)
		3,141,200	3,063	(E)	(27)	11/1/27	2.304% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(3,088)

	Total				$(281,764)				$143,528

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/
Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$41,112	$42,049		$—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$1,331
66,512	67,551		—	1/12/41	4.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools - Monthly	1,713

Barclays Bank PLC
422,982	422,127		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(203)
97,380	97,079		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(171)
50,075	49,687		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	234
643,186	641,197		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(1,129)
9,808	9,739		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	50
100,919	100,991		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	250
262,008	261,478		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(126)
747,862	752,596		—	1/12/39	(6.00%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools - Monthly	(6,332)
99,797	99,100		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	513
26,716	26,958		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(540)
65,013	66,066		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	1,604
31,623	32,135		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	780
1,132,393	1,130,626		—	1/12/40	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	207
10,733,637	10,718,431		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	3,472
12,031,561	12,067,143		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(63,243)

Citibank, N.A.
850,167	848,963		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	275
1,488,124	1,486,015		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	481

Credit Suisse International
93,023	92,820		—	1/12/39	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(881)
136,890	138,133		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(2,768)
690,746	697,916		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	14,793
76,804	78,554		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,487
276,382	285,264		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	11,493
5,892	5,988		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(145)
60,698	62,648		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,524
57,388	59,144		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	2,265
171,838	175,752		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(5,565)

Goldman Sachs International
124,618	123,748		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	640
96,138	95,467		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	494
291,554	289,300		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	1,363
120,755	119,912		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	621
32,497	33,005		—	1/12/41	4.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools - Monthly	837
771,944	774,227		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(4,058)
290,000	290,858		—	1/12/38	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(1,524)
3,310	3,386		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	107
13,520	13,416		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	63
122,905	121,954		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	574
416,218	417,449		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(2,188)
1,057,509	1,060,636		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(5,559)
499,462	500,939		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(2,625)
39,205	39,321		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(206)
104,576	104,885		—	1/12/38	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(550)
64,328	63,879		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	331
136,578	135,624		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	702
203,092	201,522		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	949
193,186	194,939		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(3,906)
60,273	62,210		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,506
68,057	69,160		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(1,679)
152,546	153,955		—	1/12/44	(3.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools - Monthly	(2,607)

JPMorgan Chase Bank N.A.
50,611	51,764		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	1,639
193,186	194,939		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(3,906)

JPMorgan Securities LLC
123,030	126,263		—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	4,366
22,686	23,053		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(560)
450,000	454,671		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	(9,635)

Upfront premium received			—			Unrealized appreciation	59,664
Upfront premium (paid)			—			Unrealized depreciation	(120,106)

		Total	$—			Total	$(60,442)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$1,261,000	$5,899	$—	7/3/22	(1.9225%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	$5,899
	1,261,000	6,084	—	7/3/27	2.085% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(6,084)
	1,446,000	9,145	—	7/5/22	(1.89%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	9,145
	1,446,000	12,065	—	7/5/27	2.05% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(12,066)

Total			$—				$(3,106)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$7,277	5/11/63	300 bp - Monthly	$(3,972)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	16,070	5/11/63	300 bp - Monthly	(9,629)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	32,139	5/11/63	300 bp - Monthly	(18,946)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	33,200	5/11/63	300 bp - Monthly	(20,608)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,580	146,000	8,599	5/11/63	200 bp - Monthly	(3,970)
	CMBX NA A.6 Index	A/P	8,890	237,000	13,959	5/11/63	200 bp - Monthly	(4,990)
	CMBX NA A.6 Index	A/P	15,838	301,000	17,729	5/11/63	200 bp - Monthly	(1,790)
	CMBX NA A.6 Index	A/P	23,840	733,000	43,174	5/11/63	200 bp - Monthly	(19,090)
	CMBX NA A.6 Index	A/P	50,223	1,009,000	59,430	5/11/63	200 bp - Monthly	(8,871)
	CMBX NA A.6 Index	A/P	51,383	1,043,000	61,433	5/11/63	200 bp - Monthly	(9,702)
	CMBX NA A.6 Index	A/P	67,293	1,383,000	81,459	5/11/63	200 bp - Monthly	(13,704)
	CMBX NA A.6 Index	A/P	73,384	1,523,000	89,705	5/11/63	200 bp - Monthly	(15,813)
	CMBX NA A.6 Index	A/P	150,673	2,500,000	147,250	5/11/63	200 bp - Monthly	3,978
	CMBX NA A.7 Index	A/P	4,007	102,000	3,437	1/17/47	200 bp - Monthly	604
	CMBX NA BBB-.6 Index	BBB-/P	29,254	231,000	35,020	5/11/63	300 bp - Monthly	(5,651)
	CMBX NA BBB-.6 Index	BBB-/P	39,219	371,000	56,244	5/11/63	300 bp - Monthly	(16,839)
	CMBX NA BBB-.6 Index	BBB-/P	45,859	395,000	59,882	5/11/63	300 bp - Monthly	(13,825)
	CMBX NA BBB-.6 Index	BBB-/P	388,978	3,638,000	551,521	5/11/63	300 bp - Monthly	(160,724)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	6,089	1/17/47	300 bp - Monthly	(1,714)
	CMBX NA BBB-.7 Index	BBB-/P	160,765	2,175,000	240,773	1/17/47	300 bp - Monthly	(78,920)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	9,260	141,000	8,305	5/11/63	200 bp - Monthly	1,002
	CMBX NA A.6 Index	A/P	4,580	146,000	8,599	5/11/63	200 bp - Monthly	(3,970)
	CMBX NA A.6 Index	A/P	10,621	215,000	12,664	5/11/63	200 bp - Monthly	(1,970)
	CMBX NA A.6 Index	A/P	13,401	240,000	14,136	5/11/63	200 bp - Monthly	(655)
	CMBX NA A.6 Index	A/P	18,917	384,000	22,618	5/11/63	200 bp - Monthly	(3,572)
	CMBX NA A.6 Index	A/P	12,675	416,000	24,502	5/11/63	200 bp - Monthly	(11,689)
	CMBX NA A.6 Index	A/P	12,866	416,000	24,502	5/11/63	200 bp - Monthly	(11,497)
	CMBX NA A.6 Index	A/P	37,833	727,000	42,820	5/11/63	200 bp - Monthly	(4,745)
	CMBX NA A.6 Index	A/P	36,802	727,000	42,820	5/11/63	200 bp - Monthly	(5,776)
	CMBX NA A.6 Index	A/P	36,802	727,000	42,820	5/11/63	200 bp - Monthly	(5,776)
	CMBX NA A.6 Index	A/P	37,861	744,000	43,822	5/11/63	200 bp - Monthly	(5,712)
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	13,644	5/11/63	300 bp - Monthly	(6,004)
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	14,705	5/11/63	300 bp - Monthly	(6,981)
	CMBX NA BBB-.6 Index	BBB-/P	5,425	104,000	15,766	5/11/63	300 bp - Monthly	(10,290)
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	15,918	5/11/63	300 bp - Monthly	(10,657)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	15,918	5/11/63	300 bp - Monthly	(10,747)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	16,373	5/11/63	300 bp - Monthly	(4,626)
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	20,314	5/11/63	300 bp - Monthly	(8,939)
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	29,259	5/11/63	300 bp - Monthly	(6,516)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	194,000	29,410	5/11/63	300 bp - Monthly	(16,097)
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	31,230	5/11/63	300 bp - Monthly	(21,014)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	32,291	5/11/63	300 bp - Monthly	(13,792)
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	32,746	5/11/63	300 bp - Monthly	(8,826)
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	36,232	5/11/63	300 bp - Monthly	(2,931)
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	41,387	5/11/63	300 bp - Monthly	(20,729)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	81,258	5/11/63	300 bp - Monthly	(55,058)
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	11,181	1/17/47	300 bp - Monthly	(3,175)
	CMBX NA BBB-.7 Index	BBB-/P	8,573	123,000	13,616	1/17/47	300 bp - Monthly	(4,981)
	CMBX NA BBB-.7 Index	BBB-/P	15,690	193,000	21,365	1/17/47	300 bp - Monthly	(5,578)
	CMBX NA BBB-.7 Index	BBB-/P	30,009	406,000	44,944	1/17/47	300 bp - Monthly	(14,732)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	4,782	146,000	8,599	5/11/63	200 bp - Monthly	(3,769)
	CMBX NA A.6 Index	A/P	13,061	245,000	14,431	5/11/63	200 bp - Monthly	(1,287)
	CMBX NA A.6 Index	A/P	13,708	253,000	14,902	5/11/63	200 bp - Monthly	(1,109)
	CMBX NA A.6 Index	A/P	18,630	301,000	17,729	5/11/63	200 bp - Monthly	1,001
	CMBX NA A.6 Index	A/P	28,230	520,000	30,628	5/11/63	200 bp - Monthly	(2,225)
	CMBX NA A.6 Index	A/P	19,350	588,000	34,633	5/11/63	200 bp - Monthly	(15,087)
	CMBX NA A.6 Index	A/P	19,964	696,000	40,994	5/11/63	200 bp - Monthly	(20,798)
	CMBX NA A.6 Index	A/P	39,658	820,000	48,298	5/11/63	200 bp - Monthly	(8,367)
	CMBX NA A.6 Index	A/P	32,542	986,000	58,075	5/11/63	200 bp - Monthly	(25,204)
	CMBX NA A.6 Index	A/P	58,908	1,000,000	58,900	5/11/63	200 bp - Monthly	8
	CMBX NA A.6 Index	A/P	75,942	1,497,000	88,173	5/11/63	200 bp - Monthly	(11,732)
	CMBX NA A.6 Index	A/P	147,480	2,500,000	147,250	5/11/63	200 bp - Monthly	786
	CMBX NA A.7 Index	A/P	4,999	114,000	3,842	1/17/47	200 bp - Monthly	1,195
	CMBX NA BBB-.6 Index	BBB-/P	315	3,000	455	5/11/63	300 bp - Monthly	(139)
	CMBX NA BBB-.6 Index	BBB-/P	8,030	55,000	8,338	5/11/63	300 bp - Monthly	(280)
	CMBX NA BBB-.6 Index	BBB-/P	12,001	107,000	16,221	5/11/63	300 bp - Monthly	(4,166)
	CMBX NA BBB-.6 Index	BBB-/P	11,862	108,000	16,373	5/11/63	300 bp - Monthly	(4,457)
	CMBX NA BBB-.6 Index	BBB-/P	12,507	110,000	16,676	5/11/63	300 bp - Monthly	(4,114)
	CMBX NA BBB-.6 Index	BBB-/P	15,648	111,000	16,828	5/11/63	300 bp - Monthly	(1,124)
	CMBX NA BBB-.6 Index	BBB-/P	14,000	112,000	16,979	5/11/63	300 bp - Monthly	(2,923)
	CMBX NA BBB-.6 Index	BBB-/P	12,938	114,000	17,282	5/11/63	300 bp - Monthly	(4,288)
	CMBX NA BBB-.6 Index	BBB-/P	14,544	119,000	18,040	5/11/63	300 bp - Monthly	(3,437)
	CMBX NA BBB-.6 Index	BBB-/P	14,544	119,000	18,040	5/11/63	300 bp - Monthly	(3,437)
	CMBX NA BBB-.6 Index	BBB-/P	17,870	124,000	18,798	5/11/63	300 bp - Monthly	(867)
	CMBX NA BBB-.6 Index	BBB-/P	20,383	140,000	21,224	5/11/63	300 bp - Monthly	(771)
	CMBX NA BBB-.6 Index	BBB-/P	17,829	162,000	24,559	5/11/63	300 bp - Monthly	(6,649)
	CMBX NA BBB-.6 Index	BBB-/P	24,269	196,000	29,714	5/11/63	300 bp - Monthly	(5,346)
	CMBX NA BBB-.6 Index	BBB-/P	29,801	270,000	40,932	5/11/63	300 bp - Monthly	(10,996)
	CMBX NA BBB-.6 Index	BBB-/P	46,628	315,000	47,754	5/11/63	300 bp - Monthly	(968)
	CMBX NA BBB-.6 Index	BBB-/P	46,628	315,000	47,754	5/11/63	300 bp - Monthly	(968)
	CMBX NA BBB-.6 Index	BBB-/P	72,684	587,000	88,989	5/11/63	300 bp - Monthly	(16,011)
	CMBX NA BBB-.6 Index	BBB-/P	203,106	1,682,000	254,991	5/11/63	300 bp - Monthly	(51,045)
	CMBX NA BBB-.6 Index	BBB-/P	203,106	1,682,000	254,991	5/11/63	300 bp - Monthly	(51,045)
	CMBX NA BBB-.6 Index	BBB-/P	217,718	1,818,000	275,609	5/11/63	300 bp - Monthly	(56,981)
	CMBX NA BBB-.7 Index	BBB-/P	604	5,000	554	1/17/47	300 bp - Monthly	53
	CMBX NA BBB-.7 Index	BBB-/P	3,209	58,000	6,421	1/17/47	300 bp - Monthly	(3,183)
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	13,284	1/17/47	300 bp - Monthly	(6,895)
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	14,391	1/17/47	300 bp - Monthly	2,862
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	25,682	1/17/47	300 bp - Monthly	(19,501)
	CMBX NA BBB-.7 Index	BBB-/P	23,913	243,000	26,900	1/17/47	300 bp - Monthly	(2,865)

	Upfront premium received		3,220,432			Unrealized appreciation		11,489
	Upfront premium (paid)		—			Unrealized depreciation		(1,047,827)

		Total	$3,220,432				Total	$(1,036,338)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING - PROTECTION PURCHASED at 9/30/17 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
	Swap counterparty/	received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(12,573)	$77,000	$15,030	1/17/47	(500 bp) - Monthly	$2,393
	CMBX NA BB.7 Index	(12,093)	77,000	15,030	1/17/47	(500 bp) - Monthly	2,873

	Credit Suisse International
	CMBX NA BB.7 Index	(21,375)	1,211,000	294,152	5/11/63	(500 bp) - Monthly	271,765
	CMBX NA BB.7 Index	(208,076)	1,265,000	246,928	1/17/47	(500 bp) - Monthly	37,798

	Goldman Sachs International
	CMBX NA BB.6 Index	(62,198)	608,000	147,683	5/11/63	(500 bp) - Monthly	84,979
	CMBX NA BB.7 Index	(23,304)	154,000	30,061	1/17/47	(500 bp) - Monthly	6,628
	CMBX NA BB.6 Index	(11,542)	79,000	19,189	5/11/63	(500 bp) - Monthly	7,581
	CMBX NA BB.7 Index	(108,429)	534,000	104,237	1/17/47	(500 bp) - Monthly	(4,637)
	CMBX NA BB.7 Index	(34,659)	205,000	40,016	1/17/47	(500 bp) - Monthly	5,186
	CMBX NA BB.7 Index	(26,051)	159,000	31,037	1/17/47	(500 bp) - Monthly	4,853

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(24,729)	186,000	45,179	5/11/63	(500 bp) - Monthly	20,295
	CMBX NA BB.6 Index	(23,053)	159,000	38,621	5/11/63	(500 bp) - Monthly	15,435
	CMBX NA BB.6 Index	(18,697)	130,000	31,577	5/11/63	(500 bp) - Monthly	12,771
	CMBX NA BB.6 Index	(11,389)	81,000	19,675	5/11/63	(500 bp) - Monthly	8,219
	CMBX NA BB.7 Index	(98,093)	573,000	111,850	1/17/47	(500 bp) - Monthly	13,279
	CMBX NA BB.7 Index	(36,704)	226,000	44,115	1/17/47	(500 bp) - Monthly	7,223
	CMBX NA BB.7 Index	(24,576)	157,000	30,646	1/17/47	(500 bp) - Monthly	5,940
	CMBX NA BB.7 Index	(12,093)	77,000	15,030	1/17/47	(500 bp) - Monthly	2,873
	CMBX NA BBB-.7 Index	(12,387)	111,000	12,288	1/17/47	(300 bp) - Monthly	(154)

	Upfront premium received	—			Unrealized appreciation		510,091
	Upfront premium (paid)	(782,021)			Unrealized depreciation		(4,791)

	Total	$(782,021)				Total	$505,300

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)
Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	NA HY Series 29 Index	$695,399	$9,334,000	$731,020	12/20/22	(500 bp) - Quarterly	$(38,214)

	Total	$695,399					$(38,214)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $249,611,370.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Short Term Investment Fund*	$15,479,308	$67,592,245	$68,346,452	$133,250	$14,725,101

	Total Short-term investments	$15,479,308	$67,592,245	$68,346,452	$133,250	$14,725,101
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $811,211.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,881,015.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,788,860.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $86,594,864 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,174,098 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,881,015 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,847,667	$—
Corporate bonds and notes	—	77,807,305	—
Mortgage-backed securities	—	113,689,971	—
Municipal bonds and notes	—	1,237,514	—
Purchased options outstanding	—	276,003	—
Purchased swap options outstanding	—	3,897,347	—
U.S. government and agency mortgage obligations	—	183,391,411	—
U.S. treasury obligations	—	133,403	—
Short-term investments	14,815,101	7,576,414	—

Totals by level	$14,815,101	$389,857,035	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(493,874)	$—	$—
Written options outstanding	—	(293,499)	—
Written swap options outstanding	—	(4,053,997)	—
Forward premium swap option contracts	—	126,344	—
TBA sale commitments	—	(70,156,329)	—
Interest rate swap contracts	—	425,292	—
Total return swap contracts	—	(63,548)	—
Credit default contracts	—	(3,703,062)	—

Totals by level	$(493,874)	$(77,718,799)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,287,321	$4,990,383
Interest rate contracts	5,427,770	5,607,702

Total	$6,715,091	$10,598,085

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$32,100,000
Purchased swap option contracts (contract amount)		$976,000,000
Written TBA commitment option contracts (contract amount)		$64,200,000
Written swap option contracts (contract amount)		$947,700,000
Futures contracts (number of contracts)		400
Centrally cleared interest rate swap contracts (notional)		$143,400,000
OTC total return swap contracts (notional)		$49,000,000
Centrally cleared total return swap contracts (notional)		$1,600,000
OTC credit default contracts (notional)		$40,800,000
Centrally cleared credit default contracts (notional)		$8,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017